Income Taxes - Income Tax-Related Litigation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Additional tax expense if tax authorities were to prevail in ongoing dispute	€ 2,013	€ 1,746
Interest expenses and penalties included in additional tax expense	€ 982	€ 842